Quarterly Report
August 31, 2024
MFS®  Growth Fund
MEG-Q3

Portfolio of Investments
8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace & Defense – 1.0%
Howmet Aerospace, Inc.	4,773,494	$461,405,930
Apparel Manufacturers – 0.6%
LVMH Moet Hennessy Louis Vuitton SE	390,163	$292,669,062
Brokerage & Asset Managers – 2.4%
Apollo Global Management, Inc.	549,963	$63,647,218
Ares Management Co.	2,401,323	351,553,687
KKR & Co., Inc.	5,586,857	691,485,291
		$1,106,686,196
Business Services – 3.7%
CoStar Group, Inc. (a)	5,137,907	$397,160,211
MSCI, Inc.	567,264	329,347,806
TransUnion	5,211,940	504,567,911
Verisk Analytics, Inc., “A”	1,800,882	491,316,627
		$1,722,392,555
Computer Software – 18.4%
Cadence Design Systems, Inc. (a)	2,017,141	$542,469,729
Datadog, Inc., “A” (a)	1,299,564	151,087,311
Intuit, Inc.	526,556	331,867,185
Microsoft Corp.	14,736,682	6,147,259,529
Salesforce, Inc.	742,385	187,749,167
ServiceNow, Inc. (a)	571,038	488,237,490
Synopsys, Inc. (a)	1,159,428	602,415,600
		$8,451,086,011
Computer Software - Systems – 5.8%
Apple, Inc.	11,619,747	$2,660,922,063
Construction – 1.5%
Vulcan Materials Co.	2,888,767	$708,354,556
Consumer Products – 0.9%
Colgate-Palmolive Co.	3,714,043	$395,545,579
Consumer Services – 0.9%
Uber Technologies, Inc. (a)	5,992,822	$438,255,073
Electrical Equipment – 2.1%
AMETEK, Inc.	2,105,435	$360,134,657
Amphenol Corp., “A”	9,084,177	612,727,738
		$972,862,395
Electronics – 11.8%
Applied Materials, Inc.	166,467	$32,837,280
ASML Holding N.V., ADR	746,987	675,179,140
KLA Corp.	535,790	439,042,400
Lam Research Corp.	409,669	336,342,346
Marvell Technology, Inc.	777,997	59,314,491
Micron Technology, Inc.	248,664	23,931,423
NVIDIA Corp.	30,079,356	3,590,572,726
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,676,850	287,915,145
		$5,445,134,951

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment – 1.0%
Spotify Technology S.A. (a)	1,375,980	$471,796,022
Food & Beverages – 0.1%
Celsius Holdings, Inc. (a)	1,492,253	$56,750,382
Gaming & Lodging – 1.2%
Hilton Worldwide Holdings, Inc.	2,415,984	$530,646,726
Insurance – 0.8%
Arthur J. Gallagher & Co.	1,194,208	$349,389,435
Internet – 13.2%
Alphabet, Inc., “A”	17,205,130	$2,810,974,139
Alphabet, Inc., “C”	1,154,470	190,614,542
Gartner, Inc. (a)	759,153	373,472,910
Meta Platforms, Inc., “A”	5,137,136	2,678,040,368
		$6,053,101,959
Leisure & Toys – 0.6%
Take-Two Interactive Software, Inc. (a)	1,803,495	$291,643,176
Machinery & Tools – 3.0%
Eaton Corp. PLC	2,340,278	$718,301,527
General Electric Co.	2,740,363	478,522,187
Trane Technologies PLC	454,082	164,223,296
		$1,361,047,010
Major Banks – 0.5%
Goldman Sachs Group, Inc.	410,506	$209,460,687
Medical & Health Technology & Services – 0.7%
ICON PLC (a)	616,450	$198,533,887
Veeva Systems, Inc. (a)	478,103	103,480,613
		$302,014,500
Medical Equipment – 5.8%
Agilent Technologies, Inc.	1,938,988	$277,120,165
Boston Scientific Corp. (a)	10,840,537	886,647,521
Danaher Corp.	1,528,189	411,556,580
Intuitive Surgical, Inc. (a)	675,816	332,927,236
STERIS PLC	557,984	134,529,942
Thermo Fisher Scientific, Inc.	1,033,336	635,573,974
		$2,678,355,418
Natural Gas - Pipeline – 0.7%
Cheniere Energy, Inc.	1,641,862	$304,171,354
Network & Telecom – 0.3%
Qualcomm, Inc.	825,769	$144,757,306
Other Banks & Diversified Financials – 5.7%
Mastercard, Inc., “A”	3,054,527	$1,476,375,080
Moody's Corp.	663,226	323,481,849
Visa, Inc., “A”	3,029,607	837,292,487
		$2,637,149,416

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 5.3%
Eli Lilly & Co.	1,227,612	$1,178,532,072
Regeneron Pharmaceuticals, Inc. (a)	465,085	550,981,549
Vertex Pharmaceuticals, Inc. (a)	1,412,098	700,245,277
		$2,429,758,898
Restaurants – 0.5%
Chipotle Mexican Grill, Inc., “A” (a)	4,235,450	$237,524,036
Specialty Chemicals – 1.5%
Linde PLC	1,441,368	$689,334,246
Specialty Stores – 7.0%
Amazon.com, Inc. (a)	16,693,761	$2,979,836,339
O'Reilly Automotive, Inc. (a)	209,396	236,611,198
		$3,216,447,537
Tobacco – 1.3%
Philip Morris International, Inc.	4,740,470	$584,452,546
Utilities - Electric Power – 0.3%
NextEra Energy, Inc.	555,643	$44,734,818
Vistra Corp.	1,211,711	103,516,471
		$148,251,289
Total Common Stocks		$45,351,366,314
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.35% (v)	631,865,505	$632,055,064

Other Assets, Less Liabilities – 0.0%		22,876,409
Net Assets – 100.0%		$46,006,297,787
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $632,055,064 and $45,351,366,314, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$44,095,602,967	$—	$—	$44,095,602,967
Netherlands	675,179,140	—	—	675,179,140
France	—	292,669,062	—	292,669,062
Taiwan	287,915,145	—	—	287,915,145
Mutual Funds	632,055,064	—	—	632,055,064
Total	$45,690,752,316	$292,669,062	$—	$45,983,421,378
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$431,041,271	$3,609,670,551	$3,408,767,987	$(18,217)	$129,446	$632,055,064
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,491,946	$—